Financial Highlights	12 Months Ended
Dec. 31, 2020
Financial Highlights [Abstract]
Financial Highlights

7.  FINANCIAL HIGHLIGHTS

Unit operating performance for Series 1, 3, 4 and 5 Units is calculated based on Unitholders’ trust capital for each Series taken as a whole utilizing the beginning and ending Net Asset Value per unit and weighted average number of units during the year. Weighted average number of units for each Series is detailed below:

	Years ended December 31,			Date of first issuance
	2020	2019	2018

Series 1	80,473.632	98,824.588	126,667.456	July 23, 2001
Series 3	17,481.806	19,497.621	19,980.130	September 1, 2009
Series 4	4,206.832	3,950.649	3,557.837	November 1, 2010
Series 5	3,267.128	1,466.136	342.762	April 1, 2018

Ratios are calculated for each Series taken as a whole. Total return for Series 1 investors are presented for Unitholders charged 7% brokerage fee. An individual Unitholder’s per unit operating performance may vary based on the timing of capital transactions and differences in individual Unitholder’s brokerage fee (for Series 1), management fee (for Series 3 and 5) and profit share allocation arrangements.